Sandstorm convertible debenture (Narrative) (Details) - Sandstorm Gold Ltd [Member] - USD ($) $ in Millions			12 Months Ended
	Feb. 01, 2021	Apr. 03, 2019	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Debentures issued		$ 10.0
Maturity date		Apr. 03, 2023
Percentage of interest payable		6.00%
Principal amount under convertible debenture	$ 0.5
Conversion price			2.14
Consolidated statements of loss and comprehensive loss			$ 1.8	$ 0.2
Converted outstanding	$ 1.0
Convertible debenture of common shares	2,336,448
Remaining principal amount	$ 0.5
Interest expense on borrowings				$ 0.6
Unsecured Promissory Note [Member]
Disclosure of detailed information about borrowings [line items]
Principal amount under convertible debenture		$ 3.0